Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Current income tax expenses	(2,351,565)	(102,338)	(166,476)	(23,505)
Deferred income tax benefits	1,804,356	3,901,192	2,666,910	376,539
Income tax expenses	(547,209)	3,798,854	2,500,434	353,034

Schedule of effective income tax rate reconciliation

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate in China	(13.1)%	(12.5)%	(20.0)%
Tax rate difference outside China(1)	(4.8)%	(12.8)%	(16.75)%
Change in valuation allowance	14.4%	(13.5)%	(5.00)%
Additional R&D deduction in China	(20.6)%	(2.1)%	-
Permanent difference	(0.1)%	23.4%	17.68%
Effective tax rate	1.0%	7.5%	(0.93)%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.

Schedule of deferred tax assets and liabilities

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carryforwards	12,324,697	-	-
Allowance for doubtful accounts	1,393,473	987,848	139,473
Less: valuation allowance	(13,718,170)	-	-
Deferred tax assets, net	-	987,848	139,473
Deferred tax liabilities:	-
Recognition of intangible assets arising from business combinations	1,679,062	-	-
Total deferred tax liabilities, net	1,679,062	-	-

Schedule of taxes payable

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
VAT taxes payable	41,180	385,643	54,449
Income taxes payable	320,317	105,370	14,877
Other taxes payable	24,094	31,830	4,494
Totals	385,591	522,843	73,820